COMMITMENTS AND CONTINGENCIES (Details Narrative)																							3 Months Ended				6 Months Ended			12 Months Ended						15 Months Ended
	Feb. 16, 2023 shares	Feb. 15, 2022 USD ($) shares	Dec. 06, 2021 USD ($) shares	Sep. 03, 2021 USD ($)	Jul. 01, 2021 USD ($)	May 04, 2021 USD ($) shares	Mar. 02, 2021 USD ($)	Sep. 05, 2019 USD ($) ft²	Aug. 15, 2019 USD ($)	Jul. 03, 2019 USD ($) $ / shares shares	May 09, 2019 USD ($)	Apr. 26, 2019 USD ($)	Mar. 01, 2019 USD ($) shares	Jan. 01, 2019	Jan. 23, 2017 USD ($)	Jan. 14, 2016 USD ($) $ / shares shares	Jan. 20, 2015 USD ($) $ / shares shares	Oct. 28, 2011 USD ($) shares	Nov. 10, 2010 USD ($)	Dec. 26, 2006 USD ($)	Aug. 08, 2006 USD ($)	May 08, 2006 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Mar. 30, 2023 USD ($)	Jun. 30, 2022 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Sep. 30, 2022 USD ($)	Jul. 02, 2021 USD ($)	Jul. 02, 2021 ft²	Jul. 02, 2021 m²	Jul. 01, 2021 ft²	Jul. 01, 2021 m²	Dec. 31, 2020 USD ($)	Aug. 08, 2019 $ / shares shares	May 09, 2019 USD ($)	May 09, 2019 ft²	May 09, 2019 m²	Sep. 13, 2017 USD ($)	May 28, 2015 $ / shares shares
Loss Contingencies [Line Items]
Annual salary																							$ 171,625		$ 164,845		$ 343,249		$ 349,653		$ 779,742	$ 734,427
Accrued salary balance																							3,198,236	$ 3,077,393	$ 3,077,393	$ 2,991,191	3,198,236		3,077,393		3,077,393	2,991,191
Number of shares issued | shares	2,434,211	7,398,639	1,479,728			1,479,728
Payment for debt																											30,000		$ 30,000		60,000	50,000
Stock issued during period, value		$ 443,918	$ 88,784			$ 88,784	$ 88,784
Accrued Interest payable																										31,657						31,657										$ 5,479
Area of land | ft²								5,000
Annual rent, year one								$ 42,000															15,523	42,242			15,523				42,242																$ 39,200
Annual rent, year two								$ 44,800															8,644	$ 8,644			8,644				$ 8,644																$ 42,000
Socialist Republic of Vietnam [Member]
Loss Contingencies [Line Items]
Area of land																																						6,000	6,000						4,560.57	4,560.57
Rent increase percentage											5.00%
Annual rent, year one																																					$ 8,645							$ 45,150
Annual rent, year two																																												$ 45,150
Common Class A [Member]
Loss Contingencies [Line Items]
Stock issued during period, value				$ 242,100
Maximum [Member]
Loss Contingencies [Line Items]
Warrant exercise price per share | $ / shares																								$ 0.08	$ 0.08				$ 0.08		$ 0.08
Mr. Jonathan R. Rice [Member]
Loss Contingencies [Line Items]
Payroll payment																							3,195	$ 3,728		3,195	3,195				$ 3,728	3,195
Board of Directors Chairman [Member]
Loss Contingencies [Line Items]
Accrued salary balance																							1,065	1,243		1,065	1,065				$ 1,243	1,065
Employment Agreement [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Agreement term description																			The term of the agreement is a five year period												The term of the agreement is a five-year period
Annual salary																			$ 210,000								447,915				$ 422,561		$ 315,764	$ 297,889	$ 281,027
Annual salary rate, increase																			6.00%
Agreement term														5 years																			5 years	5 years
Employment Agreement [Member] | Employee [Member]
Loss Contingencies [Line Items]
Employee bonus rate																																			20.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Loss Contingencies [Line Items]
Annual salary									$ 20,000			$ 20,000
Annual cash compensation																$ 140,000	$ 120,000
Educational expenses																	$ 11,000
Warrants term																3 years	3 years																										5 years					3 years
Warrant to purchase common stock shares | shares																6,000,000	2,000,000																		121,448								6,000,000					3,000,000
Warrant exercise price per share | $ / shares																$ 0.001	$ 0.001																										$ 0.2299					$ 0.001
Warrants maturity date																May 20, 2026																																May 28, 2022
Warrants issued value																																			$ 121,448
One-time bonus												$ 20,000
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Loss Contingencies [Line Items]
Annual cash compensation										$ 60,000
Warrants term										3 years
Warrant to purchase common stock shares | shares										2,000,000
Warrant exercise price per share | $ / shares										$ 0.2299
License Agreement [Member]
Loss Contingencies [Line Items]
Agreement term																		20 years
License fee																						$ 10,000
License maintenance fee																						10,000
Annual research fee																					$ 13,700
Number of shares issued | shares																		2,200,000
Royalty percentage																		2.00%
Termination agreement description																		The Company can terminate the agreement upon a 90 day written notice subject to payment of a termination fee of $5,000 if the termination takes place within 2 years after its effectiveness, $10,000 if the termination takes place within 4 years after its effectiveness and $20,000 if the Agreement is terminated after 4 years													The Company can terminate the agreement upon a 90-day written notice subject to payment of a termination fee of $5,000 if the termination takes place within 2 years after its effectiveness, $10,000 if the termination takes place within 4 years after its effectiveness and $20,000 if the Agreement is terminated after 4 years
License termination fee																		$ 5,000
Payment for debt																											30,000				$ 60,000
License Agreement [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares													4,025,652
Payment for debt													$ 265,244
Stock issued during period, value													$ 281,659
License Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Patent maintenance and prosecution related to license cost																						$ 10,000
Intellectual Property Transfer Agreement [Member] | Kim Thompson [Member]
Loss Contingencies [Line Items]
Payment for debt																				$ 120,000
Outstanding balance																							65,292	65,292		65,292	65,292				65,292	65,292
Accrued Interest payable																							$ 980	1,962			980				1,962
Debt instrument maturity date																				Dec. 26, 2007
Operating Lease Agreements [Member]
Loss Contingencies [Line Items]
Payments for rent																											$ 2,508				$ 2,508
Operating lease term, description								the Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019 and ended on September 30, 2021, for its research and development headquarters																							the Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019 and ends on September 30, 2021, for its research and development headquarters
Operating Lease Agreements [Member] | Forecast [Member]
Loss Contingencies [Line Items]
Payments for rent																												$ 44,800		$ 44,800
Operating Lease Agreements [Member] | Office and Manufacturing Space [Member] | July 1, 2021 and ending on September 30, 2022 [Member]
Loss Contingencies [Line Items]
Payments for rent																															$ 42,000					$ 42,000
Operating Lease Agreements [Member] | Socialist Republic of Vietnam [Member]
Loss Contingencies [Line Items]
Payments for rent					$ 8,645						$ 45,150
Operating Lease					5 years						5 years
Area of land																																								6,000	6,000				4,560.57	4,560.57
Rent increase percentage											5.00%
Operating Lease Agreements [Member] | President [Member]
Loss Contingencies [Line Items]
Payments for rent															$ 960									$ 0		$ 3,683					$ 0	$ 3,683
Operating Lease															8 years